Summary of significant accounting policies (Details 1)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Product Information [Line Items]
Total revenues	$ 20,071,752	¥ 136,706,698	¥ 188,112,127
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	$ 20,071,752	¥ 136,706,698	¥ 188,112,127